POST-EMPLOYMENT BENEFITS - Change in Defined Benefit Obligation and Fair Value of Plan Assets (Details) - Defined benefit pension plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Net liability at end of year	$ 0	$ 356
Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning of year	1,639	2,221
Service cost	6	14
Interest cost	65	58
Participant contributions	0	1
Foreign currency exchange differences	(38)	(8)
Actuarial (gain) loss due to financial assumption changes	0	(600)
Actuarial (gain) loss due to demographic assumption changes	0	(1)
Actuarial experience adjustments	0	32
Benefits paid from plan assets	(72)	(67)
Benefits paid from employer	(4)	(11)
Disposals	(1,596)	0
Net defined benefit liability (asset) - end of year	0	1,639
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - beginning of year	(1,283)	(1,887)
Interest cost	(52)	(49)
Participant contributions	0	(1)
Return on plan assets (excluding interest income)	0	561
Foreign currency exchange differences	(3)	44
Employer contributions	(26)	(36)
Benefits paid from plan assets	72	67
Benefits paid from employer	5	11
Disposals	1,281	0
Administrative expenses paid from plan assets	6	7
Net defined benefit liability (asset) - end of year	$ 0	$ (1,283)